Equity	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
Equity

13.	Equity

Ordinary Shares

On May 10, 2024, 480,000 ordinary shares of par value $0.0002 per share were issued as stock compensation to Bin Fu, CEO, for 240,000 ordinary shares and to Dawei Chen, CFO, for 240,000 ordinary shares. The shares were issued as equity-classified awards in accordance with ASC 718. The Company then increased ordinary shares at amount of $96 accordingly.

Preferred shares

On July 2, 2025, the Company issued 1,000,000 Series A preferred shares at par value $0.0002 to Bin Fu, the CEO of the Company. The Preferred shares were issued under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, or are exempt from registration.

Warrants

In July 2020, we issued non-redeemable warrants to purchase an aggregate of 150,000 ordinary shares to underwriters in our initial public offering and certain of its affiliates. Such warrants are exercisable by the warrant holders, from December 27, 2020 to 5:00 p.m., Eastern time, June 30, 2025, to purchase, in whole or in part, up to 150,000 shares of our ordinary shares at a price of $6.00 per share and have cashless exercise options, subject to standard anti-dilution adjustments for share sub-divisions and similar transactions. As of September 30, 2025, no exercise of warrant has occurred and the warrants have expired.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS